STOCK-BASED COMPENSATION - Additional Information (Details)			1 Months Ended		6 Months Ended			12 Months Ended
	Aug. 21, 2018 $ / shares	Oct. 13, 2017 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					0	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					130,400	130,400
Shares, Outstanding					0	0	250,086
August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Options, Average Remaining Contractual life (years)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					260,800	260,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					130,400	130,400
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥						¥ 0	¥ 0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense					$ 521,001	¥ 3,403,513	4,057,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					0	0		0
Restricted shares | Senior Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation					$ 500,000	¥ 3,510,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)					7 months 21 days	7 months 21 days
Restricted shares | October 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $		$ 919,800
Restricted Stock Closing Price | $ / shares		$ 5.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		180,000
Restricted shares | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $				$ 2,523,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			5,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				391,200
Restricted shares | August 2018 | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares			$ 6.40
Stock Issued During Period, Shares, Issued for Services			5,000
Stock Issued During Period, Value, Issued for Services | $			$ 32,000
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥							¥ 33,927
Share-based Compensation | ¥						¥ 0
Restricted Stock For Services [Member] | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares	$ 6.45			$ 6.45